UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Blue Chip Value Fund
Semi-Annual Report — June 30, 2010
Morningstar® rated The Gabelli Blue Chip Value Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended
June 30, 2010 among 1,810, 1,810, 1,486, and 772 Large Blend funds, respectively.
Barbara Marcin, CFA
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The Gabelli Blue Chip Value Fund’s (the “Fund”) Class AAA Shares declined 9.11%, while the Standard & Poor’s (“S&P”) 500 Index and the Lipper Large Cap Value Fund Average fell 11.41% and 12.22%, respectively. For the year ended June 30, 2010, the Fund rose 10.9% versus increases of 14.4% and 12.9% for the S&P 500 Index and the Lipper Large Cap Value Fund Average, respectively.
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results

Average Annual Returns through June 30, 2010 (a) (Unaudited)
											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	(9.11)%		(5.55)%		10.87%		(8.69)%		0.25%		2.52%
S&P 500 Index	(11.41)		(6.64)		14.43		(9.80)		(0.79)		(0.77)
Lipper Large Cap Value Average	(12.22)		(7.16)		12.88		(11.93)		(1.87)		1.14
Class A	(9.18)		(5.55)		10.84		(8.68)		0.27		2.55
	(14.41	)(b)	(10.98	)(b)	4.46	(b)	(10.47	)(b)	(0.91	)(b)	1.99 (b)
Class B	(9.25)		(5.89)		10.04		(9.33)		(0.47)		2.09
	(13.79	)(c)	(10.60	)(c)	5.04	(c)	(10.24	)(c)	(0.87	)(c)	2.09
Class C	(9.34)		(5.90)		9.95		(9.36)		(0.49)		2.08
	(10.25	)(d)	(6.84	)(d)	8.95	(d)	(9.36)		(0.49)		2.08
Class I	(9.09)		(5.38)		11.17		(8.45)		0.52		2.67
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. The net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Blue Chip Value Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The Gabelli Blue Chip Fund

Actual Fund Return
Class AAA	$1,000.00	$944.50	2.00%	$9.64
Class A	$1,000.00	$944.50	2.00%	$9.64
Class B	$1,000.00	$941.10	2.75%	$13.24
Class C	$1,000.00	$941.00	2.75%	$13.23
Class I	$1,000.00	$946.20	1.75%	$8.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class B	$1,000.00	$1,011.16	2.75%	$13.71
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$8.75

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
Gabelli Blue Chip Value Fund

U.S Government Obligations	16.4%
Health Care	13.9%
Energy	8.7%
Computer Hardware	5.1%
Banking	5.0%
Food and Beverage	5.0%
Electronics	4.1%
Specialty Chemicals	4.1%
Entertainment	3.9%
Energy Services	3.9%
Telecommunications	3.7%
Diversified Industrial	3.3%
Exchange Traded Funds	3.2%
Automotive: Parts and Accessories	3.0%
Financial Services	3.0%
Satellite	2.4%
Metals and Mining	2.4%
Computer Software and Services	2.4%
Water	1.8%
Aerospace	1.7%
Agriculture	1.2%
Retail	1.1%
Machinery	0.8%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Blue Chip Value Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 83.7%
	Aerospace — 1.7%
7,000	The Boeing Co.	$407,948	$439,250

	Agriculture — 1.2%
10,000	Archer-Daniels-Midland Co.	290,959	258,200
1,000	Monsanto Co.	65,621	46,220

		356,580	304,420

	Automotive: Parts and Accessories — 3.0%
5,000	BorgWarner Inc.†	194,484	186,700
25,000	Dana Holding Corp.†	296,052	250,000
5,000	Lear Corp.†	371,817	331,000

		862,353	767,700

	Banking — 5.0%
20,876	Bank of America Corp.	88,103	299,988
150,000	Citigroup Inc.†	502,725	564,000
11,000	JPMorgan Chase & Co.	335,347	402,710

		926,175	1,266,698

	Computer Hardware — 5.1%
1,200	Apple Inc.†	153,205	301,836
15,000	Cisco Systems Inc.†	273,651	319,650
5,500	International Business Machines Corp.	610,309	679,140

		1,037,165	1,300,626

	Computer Software and Services — 2.4%
27,000	EMC Corp.†	465,414	494,100
2,000	Research In Motion Ltd.†	139,136	98,520

		604,550	592,620

	Diversified Industrial — 3.3%
13,000	Honeywell International Inc.	391,787	507,390
9,000	Tyco International Ltd.	335,865	317,070

		727,652	824,460

	Electronics — 4.1%
21,000	Applied Materials Inc.	339,295	252,420
25,000	Intel Corp.	555,465	486,250
13,000	Texas Instruments Inc.	247,630	302,640

		1,142,390	1,041,310

	Energy — 8.7%
3,000	Chevron Corp.	204,751	203,580
11,050	ConocoPhillips	465,510	542,444
6,000	Devon Energy Corp.	381,295	365,520
6,500	Exxon Mobil Corp.	398,398	370,955
10,000	NextEra Energy Inc.	566,988	487,600
7,000	Noble Corp.	208,950	216,370

		2,225,892	2,186,469

	Energy Services — 3.9%
15,000	Cobalt International Energy Inc.†	112,125	111,750
4,000	Diamond Offshore Drilling Inc.	307,664	248,760
18,000	Halliburton Co.	506,840	441,900
4,000	Transocean Ltd.†	326,838	185,320

		1,253,467	987,730

	Entertainment — 3.9%
10,000	The Walt Disney Co.	252,820	315,000
17,000	Time Warner Inc.	538,650	491,470
25,000	TiVo Inc.†	191,000	184,500

		982,470	990,970

	Exchange Traded Funds — 3.2%
12,000	ProShares UltraShort 20+ Year Treasury†	562,055	425,760
9,000	Ultrashort 7-10 Year Treasury ProShares†	458,460	392,940

		1,020,515	818,700

	Financial Services — 3.0%
5,000	American Express Co.	143,968	198,500
2,000	CME Group Inc.	466,486	563,100

		610,454	761,600

	Food and Beverage — 5.0%
23,200	Kraft Foods Inc., CI. A	671,259	649,600
10,000	PepsiCo Inc.	550,941	609,500

		1,222,200	1,259,100

	Health Care — 13.9%
17,987	Bristol-Myers Squibb Co.	413,460	448,596
7,000	Cephalon Inc.†	395,238	397,250
7,000	Covidien plc	218,687	281,260
10,000	Genzyme Corp.†	561,943	507,700
6,000	Gilead Sciences Inc.†	275,049	205,680
10,000	Johnson & Johnson	625,229	590,600
8,846	Mead Johnson Nutrition Co.	342,214	443,362
11,650	Merck & Co. Inc.	256,741	407,401
16,790	Pfizer Inc.	293,668	239,425

		3,382,229	3,521,274

	Machinery — 0.8%
3,500	Deere & Co.	141,790	194,880

	Metals and Mining — 2.4%
5,000	Freeport-McMoRan Copper & Gold Inc.	329,255	295,650
5,000	Newmont Mining Corp.	179,620	308,700

		508,875	604,350

	Retail — 1.1%
6,000	Wal-Mart Stores Inc.	311,323	288,420

	Satellite — 2.4%
18,000	DIRECTV, CI. A†	465,620	610,560

	Specialty Chemicals — 4.1%
8,000	Air Products and Chemicals Inc.	570,370	518,480
15,000	E. I. du Pont de Nemours and Co.	550,229	518,850

		1,120,599	1,037,330

	Telecommunications — 3.7%
8,000	AT&T Inc.	210,639	193,520
14,200	Verizon Communications Inc.	439,623	397,884
16,000	Vodafone Group plc, ADR	369,230	330,720

		1,019,492	922,124

	Water — 1.8%
22,000	American Water Works Co. Inc.	390,677	453,200

	TOTAL COMMON STOCKS	20,720,416	21,173,791

Principal
Amount
	U.S GOVERNMENT OBLIGATIONS — 16.4%
	U.S Treasury Bills — 16.4%
$4,148,000	U.S Treasury Bills, 0.081% to 0.157%††, 07/08/10 to 10/21/10	4,147,463	4,147,444

	TOTAL U.S GOVERNMENT OBLIGATIONS	4,147,463	4,147,444

	TOTAL INVESTMENTS — 100.1%	$24,867,879	25,321,235

	Other Assets and Liabilities (Net) — (0.1)%		(20,075)

	NET ASSETS — 100.0%		$25,301,160

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $24,867,879)	$25,321,235
Cash	3,910
Receivable for Fund shares sold	16,544
Dividends receivable	37,757
Prepaid expenses	44,011

Total Assets	25,423,457

Liabilities:
Payable for Fund shares redeemed	26,657
Payable for investment advisory fees	20,669
Payable for distribution fees	5,576
Payable for shareholder communications expenses	33,150
Payable for legal and audit fees	23,761
Payable for shareholder services fees	8,393
Other accrued expenses	4,091

Total Liabilities	122,297

Net Assets applicable to 2,187,907 shares outstanding	$25,301,160

Net Assets Consist of:
Paid-in capital	$28,248,789
Accumulated net investment loss	(5,755)
Accumulated net realized loss on investments	(3,395,230)
Net unrealized appreciation on investments	453,356

Net Assets	$25,301,160

Shares of Beneficial Interest, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($22,888,682 ÷ 1,978,279 shares outstanding; unlimited number of shares authorized)	$11.57

Class A:
Net Asset Value and redemption price per share ($1,114,158 ÷ 96,268 shares outstanding; unlimited number of shares authorized)	$11.57

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.28

Class B:
Net Asset Value and offering price per share ($65,958 ÷ 5,902 shares outstanding; unlimited number of shares authorized)	$11.18	(a)

Class C:
Net Asset Value and offering price per share ($361,544 ÷ 32,384 shares outstanding; unlimited number of shares authorized)	$11.16	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($870,818 ÷ 75,074 shares outstanding; unlimited number of shares authorized)	$11.60

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $185)	$272,236
Interest	2,531

Total Investment Income	274,767

Expenses:
Investment advisory fees	139,941
Distribution fees — Class AAA	31,767
Distribution fees — Class A	1,559
Distribution fees — Class B	351
Distribution fees — Class C	1,817
Registration expenses	22,106
Shareholder communications expenses	20,748
Shareholder services fees	18,782
Trustees’ fees	15,042
Legal and audit fees	14,796
Custodian fees	5,327
Interest expense	131
Miscellaneous expenses	8,630

Total Expenses	280,997

Less:
Expenses reimbursed by Adviser (See Note 3)	(475)

Net Expenses	280,522

Net Investment Loss	(5,755)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	509,309
Net change in unrealized depreciation on investments	(2,000,864)

Net Realized and Unrealized Gain/(Loss) on Investments	(1,491,555)

Net Decrease in Net Assets Resulting from Operations	$(1,497,310)

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income/(loss)	$(5,755)	$7,601
Net realized gain/(loss) on investments	509,309	(2,071,450)
Net change in unrealized appreciation/depreciation on investments	(2,000,864)	8,291,540

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,497,310)	6,227,691

Distributions to Shareholders:
Net investment income
Class AAA	—	(58,964)
Class A	—	(4,013)
Class I	—	(3,485)

	—	(66,462)

Return of capital
Class AAA	—	(2,706)
Class A	—	(184)
Class I	—	(160)

	—	(3,050)

Total Distributions to Shareholders	—	(69,512)

Shares of Beneficial Interest Transactions:
Class AAA	(1,792,472)	2,250,290
Class A	(235,945)	1,075,527
Class C	86,210	199,834
Class I	78,060	(51,458)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(1,864,147)	3,474,193

Redemption Fees	—	3

Net Increase/(Decrease) in Net Assets	(3,361,457)	9,632,375

Net Assets:
Beginning of period	28,662,617	19,030,242

End of period (including undistributed net investment income of $0 and $0, respectively)	$25,301,160	$28,662,617

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

																Ratios to Average Net Assets/
		Income from Investment Operations				Distributions										Supplemental Data
				Net														Operating		Operating
	Net Asset	Net		Realized and	Total		Net						Net Asset		Net Assets,	Net		Expenses		Expenses
Period	Value,	Investment		Unrealized	from	Net	Realized						Value,		End of	Investment		Before		Net of		Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on		Return of	Total		Redemption	End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income	Investments		Capital(b)	Distributions		Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		ment		ment(c)		Rate
Class AAA
2010(d)	$12.25	$(0.00	)(b)	$(0.68)	$(0.68)	—	—		—	—		—	$11.57	(5.6)%	$22,889	(0.04	)%(e)	2.00	%(e)	2.00	%(e)	22%
2009	9.40	(0.00	)(b)	2.88	2.88	$(0.03)	—		$(0.00)	$(0.03)		$0.00	12.25	30.6	26,045	0.04		2.13		2.01		76
2008	14.21	0.03		(4.82)	(4.79)	(0.02)	$(0.00	)(b)	—	(0.02)		0.00	9.40	(33.7)	18,136	0.23		2.02		2.00		90
2007	14.77	0.05		(0.03)	0.02	(0.04)	(0.54)		—	(0.58)		0.00	14.21	0.1	32,011	0.33		1.78		1.78		41
2006	12.60	0.03		2.18	2.21	(0.04)	—		—	(0.04)		0.00	14.77	17.5	36,754	0.23		1.82		1.82		44
2005	11.81	(0.01)		0.80	0.79	—	—		—	—		0.00	12.60	6.7	36,663	(0.08)		1.89		1.89		37
Class A
2010(d)	$12.25	$(0.11)		$(0.57)	$(0.68)	—	—		—	—		—	$11.57	(5.6)%	$1,114	(1.80	)%(e)	2.00	%(e)	2.00	%(e)	22%
2009	9.41	(0.01)		2.89	2.88	$(0.04)	—		$(0.00)	$(0.04)		$0.00	12.25	30.6	1,404	(0.07)		2.13		2.01		76
2008	14.23	0.03		(4.82)	(4.79)	(0.03)	$(0.00	)(b)	—	(0.03)		0.00	9.41	(33.7)	111	0.24		2.02		2.00		90
2007	14.80	0.05		(0.04)	0.01	(0.04)	(0.54)		—	(0.58)		0.00	14.23	0.1	103	0.32		1.78		1.78		41
2006	12.63	0.04		2.17	2.21	(0.04)	—		—	(0.04)		0.00	14.80	17.5	88	0.27		1.82		1.82		44
2005	11.82	(0.01)		0.82	0.81	—	—		—	—		0.00	12.63	6.9	42	(0.07)		1.89		1.89		37
Class B
2010(d)	$11.88	$(0.05)		$(0.65)	$(0.70)	—	—		—	—		—	$11.18	(5.9)%	$66	(0.78	)%(e)	2.75	%(e)	2.75	%(e)	22%
2009	9.16	(0.07)		2.79	2.72	—	—		—	—		$0.00	11.88	29.7	70	(0.70)		2.88		2.76		76
2008	13.92	(0.06)		(4.70)	(4.76)	—	$(0.00	)(b)	—	$(0.00	)(b)	0.00	9.16	(34.2)	54	(0.51)		2.77		2.75		90
2007	14.55	(0.06)		(0.03)	(0.09)	—	(0.54)		—	(0.54)		0.00	13.92	(0.7)	9	(0.42)		2.53		2.53		41
2006	12.47	(0.07)		2.15	2.08	—	—		—	—		0.00	14.55	16.7	10	0.53		2.57		2.57		44
2005	11.76	(0.09)		0.80	0.71	—	—		—	—		0.00	12.47	6.0	1	(0.71)		2.64		2.64		37
Class C
2010(d)	$11.86	$(0.05)		$(0.65)	$(0.70)	—	—		—	—		—	$11.16	(5.9)%	$361	(0.80	)%(e)	2.75	%(e)	2.75	%(e)	22%
2009	9.15	(0.09)		2.80	2.71	—	—		—	—		$0.00	11.86	29.6	300	(0.82)		2.88		2.76		76
2008	13.91	(0.06)		(4.70)	(4.76)	—	$(0.00	)(b)	—	$(0.00	)(b)	0.00	9.15	(34.2)	64	(0.50)		2.77		2.75		90
2007	14.54	(0.05)		(0.04)	(0.09)	—	(0.54)		—	(0.54)		0.00	13.91	(0.7)	63	(0.37)		2.53		2.53		41
2006	12.47	(0.06)		2.13	2.07	—	—		—	—		0.00	14.54	16.6	5	(0.48)		2.57		2.57		44
2005	11.76	(0.09)		0.80	0.71	—	—		—	—		0.00	12.47	6.0	6	(0.72)		2.64		2.64		37
Class I
2010(d)	$12.26	$0.01		$(0.67)	$(0.66)	—	—		—	—		—	$11.60	(5.4)%	$871	0.22	%(e)	1.75	%(e)	1.75	%(e)	22%
2009	9.41	0.03		2.87	2.90	$(0.05)	—		$(0.00)	$(0.05)		$0.00	12.26	30.9	844	0.28		1.88		1.76		76
2008	14.23	0.06		(4.83)	(4.77)	(0.05)	$(0.00	)(b)	—	(0.05)		0.00	9.41	(33.5)	665	0.52		1.77		1.75		90
2007	14.80	0.09		(0.04)	0.05	(0.08)	(0.54)		—	(0.62)		0.00	14.23	0.3	1	0.59		1.53		1.53		41
2006	12.63	0.06		2.18	2.24	(0.07)	—		—	(0.07)		0.00	14.80	17.7	1	0.46		1.57		1.57		44
2005	11.79	0.03		0.81	0.84	—	—		—	—		0.00	12.63	7.1	1	0.28		1.64		1.64		37

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, and 1.81% (Class AAA and Class A), 2.52%, and 2.56% (Class B and Class C), and 1.52% and 1.56% (Class I), respectively. For the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2005, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75%(Class I), respectively.

(d)	For the six months ended June 30, 2010, unaudited.

(e)	Annualized.
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Blue Chip Value Fund (the “Fund”) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999. The Fund’s primary objective is long-term growth of capital.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$21,173,791
Level 2 — Other Significant Observable Inputs*	4,147,444

Total	$25,321,235

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2010, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$66,462
Return of capital	3,050

Total distributions paid	$69,512

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $3,693,444, which are available to reduce future required distributions of net capital gains to shareholders. $1,253,292 is available through 2016; and $2,440,152 is available through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$25,117,884	$1,931,987	$(1,728,636)	$203,351
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares’ average daily net assets. For the six months ended June 30, 2010, the Adviser reimbursed the Fund in the amount of $475. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. At June 30, 2010, the cumulative amount which the Fund may repay the Adviser is $32,550:

For the year ended December 31, 2008, expiring December 31, 2010	$3,813
For the year ended December 31, 2009, expiring December 31, 2011	28,262
For the six months ended June 30, 2010, expiring December 31, 2012	475

$32,550

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $5,291,566 and $6,469,329, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $11,095 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $1,481 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended June 30, 2010 or the year ended December 31, 2009.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2010, there were no borrowings under the line of credit.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sale charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sale charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Fund did not retain any redemption fees during the six months ended June 30, 2010. The redemption fees retained by the Fund during the year ended December 31, 2009 amounted to $3. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	76,012	$946,006	566,520	$6,084,422
Shares issued upon reinvestment of distributions	—	—	4,819	59,373
Shares redeemed	(223,986)	(2,738,478)	(374,356)	(3,893,505)

Net increase/(decrease)	(147,974)	$(1,792,472)	196,983	$2,250,290

Class A
Shares sold	27,364	$339,130	127,606	$1,345,833
Shares issued upon reinvestment of distributions	—	—	320	3,948
Shares redeemed	(45,671)	(575,075)	(25,125)	(274,254)

Net increase/(decrease)	(18,307)	$(235,945)	102,801	$1,075,527

Class C
Shares sold	10,067	$120,225	20,653	$222,799
Shares redeemed	(2,954)	(34,015)	(2,441)	(22,965)

Net increase	7,113	$86,210	18,212	$199,834

Class I
Shares sold	7,808	$96,966	15,854	$152,383
Shares issued upon reinvestment of distributions	—	—	295	3,645
Shares redeemed	(1,526)	(18,906)	(18,064)	(207,486)

Net increase/(decrease)	6,282	$78,060	(1,915)	$(51,458)

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Blue Chip Value Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on May 18, 2010, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was in the bottom third of the large-cap value funds peer group for the one year period, in the third quartile for the three year period and in the top quartile for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions was executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.
Officers* and Portfolio Manager

Barbara G. Marcin, CFA	Bruce N. Alpert
Portfolio Manager	President

Peter D. Goldstein	Joseph H. Egan
Chief Compliance Officer	Acting Treasurer
and Acting Secretary
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Secretary and Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB402Q210SR
The
Gabelli
Blue Chip
Value
Fund
Morningstar® rated The Gabelli Blue Chip Value Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended June 30, 2010 among 1,810, 1,810, 1,486, and 772 Large Blend funds, respectively.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.